Related Party Transactions - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Purchase of interests	₩ 213,279	₩ 301,816	₩ 417,603